INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-cash expense	$ 30	$ 408
Capital losses carried forward	7,919
Canadian [Member]
Statement [Line Items]
Non-capital tax losses carried forward	$ 12,549
Non-capital losses expiry date range	2024 to 2043
Mexican [Member]
Statement [Line Items]
Non-capital tax losses carried forward	$ 50,889
Non-capital losses expiry date range	2024 to 2033